Description of Organization and Business Operations	12 Months Ended
Dec. 31, 2025
Description of Organization and Business Operations [Line Items]
Description of Organization and Business Operations

1. Description of Organization and Business Operations

CoinShares PLC f/k/a Odysseus Holdings Limited (“Holdco”) is a Bailiwick of Jersey, Channel Islands corporation, registered in Jersey, Channel Islands on August 29, 2025 (inception) and was the surviving company in connection with a business combination (as described below in Note 5, “Business Combination Agreement”). Holdco has no prior operating activities. Holdco was formed solely for the purpose of effectuating the business combination, and it does not own any material assets or conduct any business activities other than activities incidental to effectuating the business combination.

In addition, Odysseus (Cayman) Limited, a Cayman Islands exempted company (“SPAC Merger Sub”) was formed on August 25, 2025, and is a wholly owned subsidiary of Holdco since incorporation. As of the reporting date, SPAC Merger Sub has no operations.

Liquidity

As of December 31, 2025, Holdco had cash of $30,422. Holdco recorded a net loss for the period from August 29, 2025 (Inception) to December 31, 2025 of $151,410. As of December 31, 2025, the Holdco’s total liabilities were $61,832. Holdco is a non-revenue generating holding company which was solely created to be the surviving company in connection with the Business Combination Agreement (as further described in Note 5). Prior to the consummation of the business combination, there was a risk that it would not be completed, and the Holdco would lack liquidity to sustain operations for significant costs associated with the merger which include, but are not limited to formation costs, filing costs, and legal costs. That risk was alleviated as Holdco has since completed the closing of the Business Combination at which time it obtained access to proceeds from the Trust Account, PIPE Investment and the operations of CoinShares, as further discussed in Note 5 and Note 7, for general working capital purposes.

Coinshares International Limited [Member]
Description of Organization and Business Operations [Line Items]
Description of Organization and Business Operations

1. Organization and Description of Business

CoinShares International Limited (the “Company”) and its subsidiaries (together the “Group” or “CoinShares”) primarily operate in Jersey, Channel Islands. The Company’s principal activity is providing customers with exposure to the digital asset ecosystem through a range of financial products and services.

The principal activity of the Company is to act as the parent entity of the Group. In this capacity, the Company provides strategic direction, governance, and oversight to its subsidiaries. While the Company undertakes certain operational activities from time to time, including investment-related transactions, financing activities, and the payment of expenses, these activities are ancillary to its primary role as the parent company of the Group. The Company is a public company limited by shares and is incorporated and domiciled in Jersey. The address of its registered office is 2nd Floor, 2 Hill Street, St Helier, Jersey JE2 4UA.

Basis of presentation

The Company has prepared these special purpose consolidated financial statements (the “consolidated financial statements”) of the Company for inclusion in an Annual Report on Form 20-F to be submitted to the United States Securities and Exchange Commission (“SEC”) in an annual report to be filed by CoinShares PLC, the successor entity to the Company, subsequent to year end. The Company, CoinShares PLC, and Vine Hill Capital Investment Corp, a special purpose acquisition company (the “SPAC”), entered into a Business Combination Agreement dated as of September 8, 2025, in which at the time of closing of the Business Combination, the Company and the SPAC would become wholly-owned subsidiaries of CoinShares PLC, and CoinShares PLC would become a US publicly traded company. As predecessor of CoinShares PLC, a foreign private issuer who has voluntarily chosen to issue its financial statements for the period ended December 31, 2025 in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and presented in U.S. dollars, these accompanying consolidated financial statements are required to be prepared in accordance with U.S. GAAP. The Company has therefore presented these accompanying consolidated financial statements in U.S. dollars, which is also the Company’s presentation currency.

As discussed further in Note 24, on March 31, 2026 the Company consummated the Business Combination with the SPAC and CoinShares PLC. Concurrently with the closing of the Business Combination, the Company completed the delisting of its shares from Nasdaq Stockholm, with the last day of trading on Nasdaq Stockholm occurring on March 30, 2026.

Emerging Growth Company

The Company is an emerging growth company (“EGC”) as defined by the Jumpstart Our Business Startups Act (“JOBS Act”). The JOBS Act provides that an EGC that reports under US GAAP can take advantage of extended transition periods for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. As the predecessor to CoinShares PLC the Company elected to take advantage of the extended transition periods.